Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, par value	$ 0	$ 0
Common Stock, shares issued	11,585,000	11,585,000
Common Stock, shares outstanding	11,585,000	11,585,000